Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,506,993	$ 1,938,997
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	637	142,875
Argentine peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	65,480	49,848
Colombian peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	381,754	185,424
Brazilian Reals [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	741,282	699,418
Peruvian sol [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	147,458	188,655
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	170,335	672,694
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 47	$ 83